Equity Incentive Plans StockBased Compensation Exercise of Options and Warrants Outstanding (Tables)	12 Months Ended
Jun. 30, 2019
Schedule of Restricted Stock Award Activity

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Total awards outstanding at June 30, 2018	1,208,157	$0.72
Total shares granted	1,130,061	$0.40
Total shares vested	(597,263)	$0.72
Total shares forfeited	(11,667)	$0.76
Total unvested shares outstanding at June 30, 2019	1,729,288	$0.51

Schedule of vesting outstanding restricted stock
	Year Ending June 30,
	2020	2021	2022	Total

Scheduled vesting	1,137,562	572,262	19,464	1,729,288

Warrant [Member]
Schedule of stock options/warrants activity

The following table summarizes the outstanding Series B preferred stock warrants:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at June 30, 2018	-	$-	-	$-

Granted	10,500	982.50	2.00
Exercised	(2,780)	982.50	2.00
Expired	-	-
Outstanding at June 30, 2019	7,720	$985.50	1.21	$752,700

Valuation assumptions for stock options/warrants and SARs
	Year Ended June 30,
	2019	2018
Expected term (in years)	5 - 10	3
Expected stock price volatility	67.34% - 104.11%	82.36%
Risk-free interest rate	2.51% - 2.86%	2.73%
Expected dividend yield	0	0

Schedule of outstanding common stock warrants

The following table summarizes the outstanding common stock warrants:
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at June 30, 2017	-	$-	-	$-
Extended	-	-	-
Granted	8,000,000	0.38	5.0
Exercised	-	-	-
Expired	-	-	-
Outstanding at June 30, 2018	8,000,000	$0.38	5.0	$-
Extended	-	-	-
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding at June 30, 2019	8,000,000	$0.38	4.0	$-

Stock Options [Member]
Schedule of stock options/warrants activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at June 30, 2017	40,655,245	0.22	3.61	$31,662,730
Granted	1,175,826	0.72	7.44
Exercised	-	-
Forfeited/expired	(187,500)	3.2
Outstanding at June 30, 2018	41,643,571	0.22	2.76	$17,523,113
Granted	1,195,826	0.31	7.64
Exercised	(909,090)	0.11
Forfeited/expired	(19,260,424)	0.21
Outstanding at June 30, 2019	22,669,883	0.24	2.41	$1,340,000
Exercisable at June 30, 2019	21,166,036	$0.23	2.01	$1,324,000
Unvested stock options at June 30, 2019	1,503,847	$0.44	8.01	$16,000

Valuation assumptions for stock options/warrants and SARs

	Year Ended June 30,
	2019	2018
Expected term (in years)	5 – 10	3 – 10
Expected stock price volatility	67.34% - 104.11%	48.26% - 106.01%
Risk-free interest rate	2.51% - 2.86%	2.15% - 2.56%
Expected dividend yield	0	0